UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 52.9%

                 AEROSPACE & DEFENSE - 1.9%
          3,664  L-3 Communications Holdings, Inc. ..................................  $      346,248
          2,897  Lockheed Martin Corp. ..............................................         369,512
          3,795  Northrop Grumman Corp. .............................................         361,512
          4,753  Raytheon Co. .......................................................         366,314
          4,956  Rockwell Collins, Inc. .............................................         336,314
                                                                                       --------------
                                                                                            1,779,900
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.4%
          5,581  CH Robinson Worldwide, Inc. ........................................         332,404
                                                                                       --------------

                 BEVERAGES - 1.0%
          7,833  Coca-Cola (The) Co. ................................................         296,714
          6,842  Dr. Pepper Snapple Group, Inc. .....................................         306,658
          3,842  PepsiCo, Inc. ......................................................         305,439
                                                                                       --------------
                                                                                              908,811
                                                                                       --------------

                 CAPITAL MARKETS - 1.1%
          6,933  Franklin Resources, Inc. ...........................................         350,463
         11,055  SEI Investments Co. ................................................         341,710
          4,292  T. Rowe Price Group, Inc. ..........................................         308,724
                                                                                       --------------
                                                                                            1,000,897
                                                                                       --------------

                 CHEMICALS - 1.9%
          3,431  Air Products & Chemicals, Inc. .....................................         365,642
          3,293  Airgas, Inc. .......................................................         349,223
          5,147  FMC Corp. ..........................................................         369,143
          7,601  Minerals Technologies, Inc. ........................................         375,261
          3,908  Sigma-Aldrich Corp. ................................................         333,352
                                                                                       --------------
                                                                                            1,792,621
                                                                                       --------------

                 COMMERCIAL BANKS - 1.8%
          6,245  Bank of Hawaii Corp. ...............................................         340,040
         11,428  East West Bancorp, Inc. ............................................         365,125
         39,933  Huntington Bancshares, Inc. ........................................         329,847
          8,692  US Bancorp .........................................................         317,953
          7,614  Wells Fargo & Co. ..................................................         314,610
                                                                                       --------------
                                                                                            1,667,575
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 1.1%
          6,380  Harris Corp. .......................................................         378,334
          7,157  Plantronics, Inc. ..................................................         329,580
          5,144  QUALCOMM, Inc. .....................................................         346,500
                                                                                       --------------
                                                                                            1,054,414
                                                                                       --------------

                 CONTAINERS & PACKAGING - 1.1%
          5,692  Aptargroup, Inc. ...................................................         342,260
          7,565  Ball Corp. .........................................................         339,517
          6,418  Packaging Corp. of America .........................................         366,404
                                                                                       --------------
                                                                                            1,048,181
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 DISTRIBUTORS - 0.3%
          4,026  Genuine Parts Co. ..................................................  $      325,663
                                                                                       --------------

                 ELECTRIC UTILITIES - 0.3%
          6,768  Cleco Corp. ........................................................         303,477
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 0.7%
          7,428  AMETEK, Inc. .......................................................         341,837
          2,531  Roper Industries, Inc. .............................................         336,294
                                                                                       --------------
                                                                                              678,131
                                                                                       --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
          4,032  Amphenol Corp., Class A ............................................         311,996
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.4%
          5,497  CVS Caremark Corp. .................................................         311,955
          9,099  Kroger (The) Co. ...................................................         367,053
          9,201  Sysco Corp. ........................................................         292,868
          4,219  Wal-Mart Stores, Inc. ..............................................         312,037
                                                                                       --------------
                                                                                            1,283,913
                                                                                       --------------

                 FOOD PRODUCTS - 1.3%
          6,474  General Mills, Inc. ................................................         310,234
          8,147  Hormel Foods Corp. .................................................         343,152
          4,030  Lancaster Colony Corp. .............................................         315,509
          4,465  McCormick & Co., Inc. ..............................................         288,885
                                                                                       --------------
                                                                                            1,257,780
                                                                                       --------------

                 GAS UTILITIES - 0.3%
         13,177  Questar Corp. ......................................................         296,351
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
          9,010  Abbott Laboratories ................................................         299,042
          4,538  Baxter International, Inc. .........................................         298,101
          3,180  Becton, Dickinson & Co. ............................................         318,064
          5,498  Covidien PLC .......................................................         335,048
          6,106  Medtronic, Inc. ....................................................         325,144
          7,329  STERIS Corp. .......................................................         314,854
          4,858  Stryker Corp. ......................................................         328,352
                                                                                       --------------
                                                                                            2,218,605
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.8%
          5,629  AmerisourceBergen Corp. ............................................         343,932
          6,657  Cardinal Health, Inc. ..............................................         347,162
          4,338  Chemed Corp. .......................................................         310,167
          2,747  McKesson Corp. .....................................................         352,440
          9,290  Owens & Minor, Inc. ................................................         321,341
          8,359  Patterson Cos., Inc. ...............................................         336,032
          5,183  Quest Diagnostics, Inc. ............................................         320,258
          4,799  UnitedHealth Group, Inc. ...........................................         343,656
                                                                                       --------------
                                                                                            2,674,988
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE - 1.7%
          3,322  Cracker Barrel Old Country Store, Inc. .............................  $      342,963
          6,225  Darden Restaurants, Inc. ...........................................         288,155
          3,176  McDonald's Corp. ...................................................         305,563
          4,797  Starbucks Corp. ....................................................         369,225
          4,533  Yum! Brands, Inc. ..................................................         323,611
                                                                                       --------------
                                                                                            1,629,517
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.4%
          8,688  Garmin, Ltd. .......................................................         392,611
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 1.3%
          5,092  Church & Dwight Co., Inc. ..........................................         305,774
          5,486  Colgate-Palmolive Co. ..............................................         325,320
          3,235  Kimberly-Clark Corp. ...............................................         304,802
          4,081  Procter & Gamble (The) Co. .........................................         308,483
                                                                                       --------------
                                                                                            1,244,379
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.4%
          2,873  3M Co. .............................................................         343,065
                                                                                       --------------

                 INSURANCE - 6.0%
          3,514  ACE, Ltd. ..........................................................         328,770
          3,433  Allied World Assurance Co. Holdings, AG ............................         341,206
          6,424  American Financial Group, Inc. .....................................         347,281
          9,683  Amtrust Financial Services, Inc. ...................................         378,218
          6,864  Axis Capital Holdings, Ltd. ........................................         297,280
          3,713  Chubb Corp. ........................................................         331,422
          2,451  Everest Re Group, Ltd. .............................................         356,400
          7,290  HCC Insurance Holdings, Inc. .......................................         319,448
          7,874  Marsh & McLennan Cos., Inc. ........................................         342,913
         12,568  Montpelier Re Holdings, Ltd. .......................................         327,396
          3,469  PartnerRe, Ltd. ....................................................         317,552
          4,549  Reinsurance Group of America, Inc. .................................         304,738
          3,620  RenaissanceRe Holdings, Ltd. .......................................         327,719
          4,115  RLI Corp. ..........................................................         359,733
          4,825  Torchmark Corp. ....................................................         349,089
          3,934  Travelers (The) Cos., Inc. .........................................         333,485
          8,700  Validus Holdings, Ltd. .............................................         321,726
                                                                                       --------------
                                                                                            5,684,376
                                                                                       --------------

                 IT SERVICES - 4.1%
          4,367  Accenture PLC, Class A .............................................         321,586
          4,563  Automatic Data Processing, Inc. ....................................         330,270
         11,823  Broadridge Financial Solutions, Inc. ...............................         375,380
          4,809  DST Systems, Inc. ..................................................         362,647
          8,438  Heartland Payment Systems, Inc. ....................................         335,157
          1,643  International Business Machines Corp. ..............................         304,251
          6,666  Jack Henry & Associates, Inc. ......................................         344,032
          8,440  MAXIMUS, Inc. ......................................................         380,138
          8,606  Paychex, Inc. ......................................................         349,748

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES (CONTINUED)
         12,839  Total System Services, Inc. ........................................  $      377,723
          1,720  Visa, Inc., Class A ................................................         328,692
                                                                                       --------------
                                                                                            3,809,624
                                                                                       --------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.3%
          6,936  Mattel, Inc. .......................................................         290,341
                                                                                       --------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.4%
          4,550  Techne Corp. .......................................................         364,273
                                                                                       --------------

                 MACHINERY - 1.5%
          8,813  Donaldson Co., Inc. ................................................         336,040
          6,922  Toro (The) Co. .....................................................         376,211
          2,196  Valmont Industries, Inc. ...........................................         305,046
          5,882  Wabtec Corp/De .....................................................         369,801
                                                                                       --------------
                                                                                            1,387,098
                                                                                       --------------

                 MEDIA - 1.1%
          7,839  John Wiley & Sons, Inc., Class A ...................................         373,842
          4,708  Scripps Networks Interactive, Inc., Class A ........................         367,742
          4,978  Walt Disney (The) Co. ..............................................         321,031
                                                                                       --------------
                                                                                            1,062,615
                                                                                       --------------

                 MULTI-UTILITIES - 0.7%
         11,565  CMS Energy Corp. ...................................................         304,391
          7,665  Wisconsin Energy Corp. .............................................         309,513
                                                                                       --------------
                                                                                              613,904
                                                                                       --------------

                 MULTILINE RETAIL - 0.7%
          5,042  Family Dollar Stores, Inc. .........................................         363,125
          4,563  Target Corp. .......................................................         291,941
                                                                                       --------------
                                                                                              655,066
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 1.0%
          2,657  Chevron Corp. ......................................................         322,826
          5,194  ConocoPhillips .....................................................         361,035
          3,477  Exxon Mobil Corp. ..................................................         299,161
                                                                                       --------------
                                                                                              983,022
                                                                                       --------------

                 PAPER & FOREST PRODUCTS - 0.4%
          6,304  Schweitzer-Mauduit International, Inc. .............................         381,581
                                                                                       --------------

                 PHARMACEUTICALS - 1.0%
          6,400  Eli Lilly & Co. ....................................................         322,112
          3,660  Johnson & Johnson ..................................................         317,285
         11,221  Pfizer, Inc. .......................................................         322,155
                                                                                       --------------
                                                                                              961,552
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS - 2.2%
         15,800  Colony Financial, Inc. .............................................         315,684
         34,124  CYS Investments, Inc. ..............................................         277,428
         12,757  Hatteras Financial Corp. ...........................................         238,684

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          5,251  National Health Investors, Inc. ....................................  $      298,729
          2,049  Public Storage .....................................................         328,967
          5,673  Rayonier, Inc. .....................................................         315,703
         12,696  Starwood Property Trust, Inc. ......................................         304,323
                                                                                       --------------
                                                                                            2,079,518
                                                                                       --------------

                 ROAD & RAIL - 0.7%
          2,036  Union Pacific Corp. ................................................         316,272
         13,002  Werner Enterprises, Inc. ...........................................         303,337
                                                                                       --------------
                                                                                              619,609
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
          9,527  Altera Corp. .......................................................         354,023
          6,976  Analog Devices, Inc. ...............................................         328,221
         12,970  Intel Corp. ........................................................         297,272
          5,640  KLA-Tencor Corp. ...................................................         343,194
          9,018  Texas Instruments, Inc. ............................................         363,155
                                                                                       --------------
                                                                                            1,685,865
                                                                                       --------------

                 SOFTWARE - 1.4%
         10,980  CA, Inc. ...........................................................         325,777
          3,082  FactSet Research Systems, Inc. .....................................         336,246
          9,098  Microsoft Corp. ....................................................         303,054
         10,231  Oracle Corp. .......................................................         339,362
                                                                                       --------------
                                                                                            1,304,439
                                                                                       --------------

                 SPECIALTY RETAIL - 2.6%
         14,377  Finish Line (The), Inc., Class A ...................................         357,556
          4,056  Home Depot (The), Inc. .............................................         307,648
          4,693  PetSmart, Inc. .....................................................         357,888
          4,848  Ross Stores, Inc. ..................................................         352,934
          6,277  TJX (The) Cos., Inc. ...............................................         353,960
          5,345  Tractor Supply Co. .................................................         359,024
          5,621  Williams-Sonoma, Inc. ..............................................         315,900
                                                                                       --------------
                                                                                            2,404,910
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.4%
          5,505  Coach, Inc. ........................................................         300,188
          4,935  NIKE, Inc., Class B ................................................         358,478
          1,809  Ralph Lauren Corp. .................................................         297,997
          1,626  VF Corp. ...........................................................         323,655
                                                                                       --------------
                                                                                            1,280,318
                                                                                       --------------

                 TOBACCO - 0.7%
          8,981  Altria Group, Inc. .................................................         308,498
          6,499  Reynolds American, Inc. ............................................         317,021
                                                                                       --------------
                                                                                              625,519
                                                                                       --------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.7%
          6,504  Applied Industrial Technologies, Inc. ..............................         334,956

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                 TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
          1,244  W.W. Grainger, Inc. ................................................  $      325,567
                                                                                       --------------
                                                                                              660,523
                                                                                       --------------

                 WATER UTILITIES - 0.3%
         11,711  American States Water Co. ..........................................         322,755
                                                                                       --------------
                 TOTAL COMMON STOCKS ................................................      49,722,187
                 (Cost $45,347,746)                                                    --------------

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 42.1%

                 AEROSPACE & DEFENSE - 0.8%
$       250,000  United Technologies Corp. .............     1.80%         06/01/17           254,592
        400,000  United Technologies Corp. .............     3.10%         06/01/22           394,235
        100,000  United Technologies Corp. .............     4.50%         06/01/42            97,526
                                                                                       --------------
                                                                                              746,353
                                                                                       --------------

                 AUTOMOBILES - 0.2%
        200,000  Ford Motor Credit Co., LLC ............     2.88%         10/01/18           200,188
                                                                                       --------------

                 BEVERAGES - 1.6%
        600,000  Anheuser-Busch Inbev Worldwide,
                    Inc. ...............................     2.50%         07/15/22           556,148
        250,000  Coca-Cola (The) Co. ...................     1.80%         09/01/16           257,187
        400,000  PepsiCo, Inc. .........................     0.70%         02/26/16           399,063
        300,000  PepsiCo, Inc. .........................     2.75%         03/01/23           281,573
                                                                                       --------------
                                                                                            1,493,971
                                                                                       --------------

                 BIOTECHNOLOGY - 0.5%
        450,000  Amgen, Inc. ...........................     2.30%         06/15/16           463,972
                                                                                       --------------

                 CAPITAL MARKETS - 2.6%
        800,000  Goldman Sachs Group (The), Inc. .......     6.15%         04/01/18           915,910
        450,000  Goldman Sachs Group (The), Inc. .......     3.63%         01/22/23           431,154
        500,000  Morgan Stanley ........................     5.50%         07/28/21           547,717
        200,000  Morgan Stanley ........................     3.75%         02/25/23           193,184
        300,000  Morgan Stanley ........................     6.38%         07/24/42           340,694
                                                                                       --------------
                                                                                            2,428,659
                                                                                       --------------

                 CHEMICALS - 0.7%
        250,000  Dow Chemical (The) Co. ................     5.70%         05/15/18           288,865
        300,000  Dow Chemical (The) Co. ................     8.55%         05/15/19           383,056
                                                                                       --------------
                                                                                              671,921
                                                                                       --------------

                 COMMERCIAL BANKS - 1.3%
        400,000  Wachovia Bank, N.A. (a)................     0.58%         03/15/16           397,702
        250,000  Wells Fargo & Co. .....................     1.50%         07/01/15           253,244
        600,000  Wells Fargo & Co. .....................     1.50%         01/16/18           591,024
                                                                                       --------------
                                                                                            1,241,970
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 COMMUNICATIONS EQUIPMENT - 0.3%
$       250,000  Cisco Systems, Inc. ...................     3.15%         03/14/17    $      266,635
                                                                                       --------------

                 COMPUTERS & PERIPHERALS - 0.4%
        200,000  EMC Corp. .............................     1.88%         06/01/18           199,469
        200,000  Hewlett-Packard Co. ...................     2.60%         09/15/17           202,142
                                                                                       --------------
                                                                                              401,611
                                                                                       --------------

                 CONSUMER FINANCE - 3.1%
        400,000  American Express Credit Corp. .........     2.80%         09/19/16           418,815
        500,000  American Express Credit Corp. .........     2.13%         07/27/18           502,516
      1,000,000  Capital One Financial Corp. ...........     1.00%         11/06/15           995,476
        200,000  Capital One Financial Corp. ...........     4.75%         07/15/21           211,965
        800,000  Caterpillar Financial Services
                    Corp. ..............................     1.63%         06/01/17           802,844
                                                                                       --------------
                                                                                            2,931,616
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 6.5%
        500,000  Bank of America Corp. .................     4.50%         04/01/15           525,285
        300,000  Bank of America Corp. .................     2.00%         01/11/18           295,335
        600,000  Bank of America Corp. .................     5.70%         01/24/22           671,360
        100,000  Bank of America Corp. .................     4.10%         07/24/23            99,578
        200,000  Bank of America Corp. .................     5.88%         02/07/42           222,861
        500,000  Citigroup, Inc. .......................     4.45%         01/10/17           541,799
        100,000  Citigroup, Inc. .......................     2.50%         09/26/18            99,560
        500,000  Citigroup, Inc. .......................     4.50%         01/14/22           524,922
        100,000  Citigroup, Inc. .......................     5.88%         01/30/42           111,588
        300,000  General Electric Capital Corp. (a).....     0.65%         07/10/15           300,821
        250,000  General Electric Capital Corp. ........     2.30%         04/27/17           256,703
        450,000  General Electric Capital Corp. ........     6.75%         03/15/32           538,266
        600,000  HSBC USA, Inc. ........................     1.63%         01/16/18           588,743
        300,000  JPMorgan Chase & Co. (a)...............     0.93%         10/15/15           301,128
        400,000  JPMorgan Chase & Co. ..................     1.80%         01/25/18           394,836
        200,000  JPMorgan Chase & Co. ..................     3.20%         01/25/23           187,474
        350,000  JPMorgan Chase & Co. ..................     6.40%         05/15/38           414,086
                                                                                       --------------
                                                                                            6,074,345
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
        250,000  AT&T, Inc. ............................     0.88%         02/13/15           250,694
        200,000  AT&T, Inc. ............................     2.63%         12/01/22           179,614
        300,000  AT&T, Inc. ............................     6.30%         01/15/38           325,272
        200,000  Verizon Communications, Inc. (a).......     1.78%         09/15/16           206,084
        250,000  Verizon Communications, Inc. ..........     5.15%         09/15/23           268,471
        300,000  Verizon Communications, Inc. ..........     6.55%         09/15/43           339,867
                                                                                       --------------
                                                                                            1,570,002
                                                                                       --------------

                 ELECTRIC UTILITIES - 2.3%
        500,000  American Electric Power Co., Inc. .....     1.65%         12/15/17           491,696
        300,000  Constellation Energy Group, Inc. ......     4.55%         06/15/15           317,225
        200,000  Duke Energy Carolinas, LLC ............     6.00%         01/15/38           237,499
        450,000  MidAmerican Energy Co. ................     5.30%         03/15/18           516,133
        200,000  MidAmerican Energy Co. ................     2.40%         03/15/19           203,959

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
$       200,000  MidAmerican Energy Co. ................     4.80%         09/15/43    $      203,942
        200,000  Virginia Electric and Power Co. .......     4.65%         08/15/43           199,128
                                                                                       --------------
                                                                                            2,169,582
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.5%
        400,000  Costco Wholesale Corp. ................     0.65%         12/07/15           400,262
        500,000  Kroger (The) Co. ......................     5.15%         08/01/43           491,210
        350,000  Wal-Mart Stores, Inc. .................     5.63%         04/15/41           395,775
        100,000  Wal-Mart Stores, Inc. .................     4.75%         10/02/43            99,573
                                                                                       --------------
                                                                                            1,386,820
                                                                                       --------------

                 FOOD PRODUCTS - 0.2%
        200,000  Kraft Foods Group, Inc. ...............     5.00%         06/04/42           198,872
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.6%
        400,000  UnitedHealth Group, Inc. ..............     0.85%         10/15/15           401,212
        200,000  UnitedHealth Group, Inc. ..............     1.63%         03/15/19           192,975
                                                                                       --------------
                                                                                              594,187
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 0.3%
        250,000  McDonald's Corp. ......................     1.88%         05/29/19           247,744
                                                                                       --------------

                 INSURANCE - 3.3%
      1,000,000  American International Group, Inc. ....     5.85%         01/16/18         1,139,262
        300,000  American International Group, Inc. ....     3.38%         08/15/20           300,640
        450,000  Berkshire Hathaway Finance Corp. ......     1.60%         05/15/17           454,201
        200,000  Berkshire Hathaway Finance Corp. ......     4.30%         05/15/43           182,010
        850,000  MetLife, Inc. .........................     6.75%         06/01/16           974,650
                                                                                       --------------
                                                                                            3,050,763
                                                                                       --------------

                 INTERNET & CATALOG RETAIL - 1.0%
        700,000  Amazon.Com, Inc. ......................     0.65%         11/27/15           699,260
        300,000  Amazon.Com, Inc. ......................     2.50%         11/29/22           273,957
                                                                                       --------------
                                                                                              973,217
                                                                                       --------------

                 IT SERVICES - 1.1%
        450,000  International Business Machines
                    Corp. ..............................     1.95%         07/22/16           463,693
        300,000  International Business Machines
                    Corp. ..............................     1.25%         02/08/18           295,175
        300,000  International Business Machines
                    Corp. ..............................     3.38%         08/01/23           296,594
                                                                                       --------------
                                                                                            1,055,462
                                                                                       --------------

                 MEDIA - 0.9%
        850,000  Comcast Corp. .........................     4.25%         01/15/33           804,174
                                                                                       --------------

                 METALS & MINING - 1.1%
        500,000  Freeport-McMoRan Copper & Gold,
                    Inc. ...............................     1.40%         02/13/15           501,481
        500,000  Newmont Mining Corp. ..................     5.13%         10/01/19           526,596
                                                                                       --------------
                                                                                            1,028,077
                                                                                       --------------

                 MULTI-UTILITIES - 0.5%
        450,000  Pacific Gas & Electric Co. ............     6.05%         03/01/34           502,165
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 MULTILINE RETAIL - 0.2%
$       200,000  Target Corp. ..........................     4.00%         07/01/42    $      178,416
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 3.1%
        350,000  ConocoPhillips Co. ....................     2.40%         12/15/22           321,435
        500,000  Energy Transfer Partners L.P. .........     3.60%         02/01/23           466,649
        800,000  Kinder Morgan Energy Partners L.P. ....     3.95%         09/01/22           788,028
        100,000  Kinder Morgan Energy Partners L.P. ....     5.00%         03/01/43            90,766
        750,000  ONEOK Partners L.P. ...................     2.00%         10/01/17           745,300
        200,000  Plains All American Pipeline L.P./PAA
                    Finance Corp. ......................     3.85%         10/15/23           197,155
        300,000  Spectra Energy Capital, LLC ...........     3.30%         03/15/23           268,407
                                                                                       --------------
                                                                                            2,877,740
                                                                                       --------------

                 PHARMACEUTICALS - 0.4%
        250,000  Merck & Co., Inc. .....................     2.25%         01/15/16           258,652
        115,000  Wyeth, LLC ............................     5.95%         04/01/37           135,009
                                                                                       --------------
                                                                                              393,661
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS - 1.0%
        300,000  Boston Properties L.P. ................     3.85%         02/01/23           292,807
        400,000  Simon Property Group L.P. .............     2.75%         02/01/23           367,788
        100,000  Simon Property Group L.P. .............     4.75%         03/15/42            94,817
        200,000  Weyerhaeuser Co. ......................     4.63%         09/15/23           204,203
                                                                                       --------------
                                                                                              959,615
                                                                                       --------------

                 ROAD & RAIL - 1.1%
        800,000  Burlington Northern Santa Fe, LLC .....     3.00%         03/15/23           754,313
        300,000  Burlington Northern Santa Fe, LLC .....     5.15%         09/01/43           302,849
                                                                                       --------------
                                                                                            1,057,162
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR
                     EQUIPMENT - 0.7%
        500,000  Intel Corp. ...........................     1.35%         12/15/17           494,043
        200,000  Intel Corp. ...........................     4.25%         12/15/42           178,292
                                                                                       --------------
                                                                                              672,335
                                                                                       --------------

                 SOFTWARE - 1.3%
        200,000  Microsoft Corp. .......................     3.50%         11/15/42           162,489
        350,000  Oracle Corp. ..........................     1.20%         10/15/17           344,085
        600,000  Oracle Corp. ..........................     2.50%         10/15/22           554,213
        200,000  Oracle Corp. ..........................     3.63%         07/15/23           199,874
                                                                                       --------------
                                                                                            1,260,661
                                                                                       --------------

                 SPECIALTY RETAIL - 0.3%
        300,000  Home Depot (The), Inc. ................     5.40%         09/15/40           325,283
                                                                                       --------------

                 TOBACCO - 1.5%
        550,000  Altria Group, Inc. ....................     2.85%         08/09/22           504,693
        400,000  Altria Group, Inc. ....................     4.25%         08/09/42           334,282

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                 TOBACCO (CONTINUED)
$       550,000  Philip Morris International, Inc. .....     1.13%         08/21/17    $      540,513
                                                                                       --------------
                                                                                            1,379,488
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES ....................................      39,606,667
                 (Cost $40,685,795)                                                    --------------


U.S. GOVERNMENT BONDS AND NOTES - 1.7%
        300,000  United States Treasury Bond ...........     2.88%         05/15/43           254,672
        275,000  United States Treasury Bond ...........     3.63%         08/15/43           271,863
        150,000  United States Treasury Note ...........     0.25%         05/15/16           149,021
        900,000  United States Treasury Note ...........     2.50%         08/15/23           890,930
                                                                                       --------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES ..............................       1,566,486
                 (Cost $1,532,890)                                                     --------------

                 TOTAL INVESTMENTS - 96.7% ..........................................      90,895,340
                 (Cost $87,566,431) (b)

                 NET OTHER ASSETS AND LIABILITIES - 3.3% ............................       3,058,463
                                                                                       --------------
                 NET ASSETS - 100.0% ................................................  $   93,953,803
                                                                                       ==============

-----------------------------

      (a) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2013.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,904,786 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,575,877.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS          INPUTS
                                                 -------------   -------------   -------------   -------------
Common Stocks*................................   $  49,722,187   $  49,722,187   $          --   $          --
Corporate Bonds and Notes*....................      39,606,667              --      39,606,667              --
U.S. Government Bonds and Notes...............       1,566,486              --       1,566,486              --
                                                 -------------   -------------   -------------   -------------
TOTAL.........................................   $  90,895,340   $  49,722,187   $  41,173,153   $          --
                                                 =============   =============   =============   =============


                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS          INPUTS
                                                 -------------   -------------   -------------   -------------
Futures Contracts.............................   $    (144,481)  $    (144,481)  $          --   $          --
                                                 =============   =============   =============   =============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2013 (see Note 2C - Futures Contracts in the Notes to Quarterly Portfolio of Investments):

                                                                                                     UNREALIZED
                                                 NUMBER OF        EXPIRATION                        APPRECIATION/
SHORT FUTURES CONTRACTS                          CONTRACTS           MONTH         NOTIONAL VALUE  (DEPRECIATION)
----------------------------------------------  ------------  -------------------  --------------  --------------
U.S. Treasury 5-Year Notes                           15          December-2013      $   1,815,703   $    (25,621)
U.S. Treasury 10-Year Notes                          15          December-2013          1,895,859        (40,911)
U.S. Treasury Long Bond Futures                       6          December-2013            800,250        (24,936)
Ultra Long Term U.S. Treasury Bond Futures           12          December-2013          1,705,125        (53,013)
                                                                                   --------------  --------------
       Total Futures Contracts                                                      $   6,216,937   $   (144,481)
                                                                                   ==============  ==============


                                                        % OF TOTAL
                                                       FIXED-INCOME
      CREDIT QUALITY(1)                                 INVESTMENTS
      ----------------------------------------------------------------
      AAA                                                    4.2%
      AA                                                     1.2
      AA-                                                    7.7
      A+                                                    13.8
      A                                                     19.3
      A-                                                    22.3
      BBB+                                                  17.8
      BBB                                                   11.6
      BBB-                                                   2.1
                                                        ---------
      TOTAL                                               100.0%
                                                        =========


(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying Corporate and U.S. Government Bonds and Notes in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of one series, First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"), which commenced investment operations on May 1, 2012.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Share is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and asked price, if available, and otherwise at the closing bid prices.

      Exchange-traded options and futures contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and futures contracts will be valued at the midpoint between the bid and asked price, if available, and otherwise at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2013 (UNAUDITED)

quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on First Trust Advisors L.P.'s or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.


Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity securities in question are foreign securities, the following additional information may be considered:

       1) the value of similar foreign securities traded on other foreign markets;

       2)   ADR trading of similar securities;

       3)   foreign currency exchange activity;

       5) the trading prices of financial products that are tied to baskets of foreign securities;

       6)   factors relating to the event that precipitated the pricing problem;

       7)   whether the event is likely to recur; and

       8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2013 (UNAUDITED)

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2013 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS:

During the period ended September 30, 2013, the Fund entered into futures contracts, including index futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of futures (short futures) as an offset against the effect of expected declines in stock prices and purchases of futures (long futures) as an offset against the effect of expected increases in stock prices. The Fund will not enter into futures contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the Commodity Futures Trading Commission.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price (for short futures), a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price (for long futures), a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit is intended to ensure the Fund's performance of the futures contract.

The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

ADDITIONAL INFORMATION

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2013 (UNAUDITED)

                             LICENSING INFORMATION

Standard & Poor's and S&P are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust Advisors L.P. ("First Trust"). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES INDUSTRIAL AVERAGE(SM) are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES INDUSTRIAL AVERAGE(SM).

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
              ---------------------------------------------------


By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
      ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
      ----------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
      ----------------------------

* Print the name and title of each signing officer under his or her signature.